Due Dates of the Financial Liabilities - Aggregate Information Material Contractual Obligations and Payments Due (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	€ 2,965	€ 4,129
Bank loan	0	37		€ 229
Pension obligations	53	614	[1]
Advances repayable (current and non-current)	6,213	4,590
Total - material contractual obligations	9,231	9,371
Less than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	1,057	1,306
Bank loan		37
Advances repayable (current and non-current)	362	371
Total - material contractual obligations	1,419	1,714
One to three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	1,431	1,776
Advances repayable (current and non-current)	616	542
Total - material contractual obligations	2,047	2,319
Three to five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	477	955
Advances repayable (current and non-current)	740	480
Total - material contractual obligations	1,217	1,435
More than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities		92
Pension obligations	53	614
Advances repayable (current and non-current)	4,495	3,197
Total - material contractual obligations	€ 4,548	€ 3,903

[1]	For information on voluntary change in accounting policy, see note 5.2.16.